Variable Interest Entities (Tables)	3 Months Ended
Mar. 31, 2016
Variable Interest Entities [Abstract]
Schedule of VIE
ASSETS AND LIABILITIES OF CONSOLIDATED VIEs

		GE Capital
		Trade receivables		Other
(In millions)	GE	securitization(a)		securitization(a)	Other	Total

March 31, 2016
Assets
Financing receivables, net	$-	$-		$375	$774	$1,149
Current receivables	164	3,441	(b)	-	-	3,605
Investment securities	-	-		-	1,493	1,493
Other assets	1,118	-		14	1,168	2,300
Total	$1,282	$3,441		$389	$3,435	$8,547

Liabilities
Borrowings	$48	$-		$360	$899	$1,307
Non-recourse borrowings	-	2,780		-	-	2,780
Other liabilities	1,132	24		28	1,406	2,590
Total	$1,180	$2,804		$388	$2,305	$6,677

December 31, 2015
Assets
Financing receivables, net	$-	$-		$-	$882	$882
Current receivables	385	3,506	(b)	-	-	3,891
Investment securities	-	-		-	1,404	1,404
Other assets	2,482	24		-	1,068	3,574
Total	$2,867	$3,530		$-	$3,354	$9,751

Liabilities
Borrowings	$221	$-		$-	$960	$1,181
Non-recourse borrowings	-	3,022		-	61	3,083
Other liabilities	2,289	34		-	1,234	3,557
Total	$2,510	$3,056		$-	$2,255	$7,821

  We provide servicing to the Consolidated Securitization Entities (CSEs) and are contractually permitted to commingle cash collected from customers on financing receivables sold to the CSEs investors with our own cash prior to payment to the CSEs, provided our short-term credit rating does not fall below A-1/P-1. The CSEs also owe us amounts for purchased financial assets and scheduled interest and principal payments. At March 31, 2016 and December 31, 2015, the amounts of commingled cash owed to the CSEs were $994 million and $1,093 million, respectively, and the amounts owed to us by the CSEs were $11 million and $7 million, respectively.
  Included $734 million and $737 million of receivables at March 31, 2016 and December 31, 2015, respectively, originated by Appliances. We require third party debt holder consent to sell these assets. The receivables will be included in assets of businesses held for sale when the consent is received.

Unconsolidated VIE
INVESTMENTS IN UNCONSOLIDATED VIEs

(In millions)	March 31, 2016	December 31, 2015

Other assets and investment securities	$6,033	$745
Financing receivables – net	13	13
Total investments	6,046	758
Contractual obligations to fund investments, guarantees or revolving lines of credit	825	29
Total exposure(a)	$6,871	$787

(a) The increase in the unconsolidated VIE disclosure above is a result of adoption of ASU 2015-02 on January 1, 2016. These investments, prior to the adoption of ASU 2015-02, were not considered VIEs. Further information is provided in Note 1.